Share-Based Payments - Summary of assumptions Weighted-average Fair Values of Warrants Granted and Assumptions Used for Black-Scholes Option Pricing Model (Detail) - Warrants [member]	12 Months Ended
	Dec. 31, 2017 € / shares	Dec. 31, 2017 $ / shares	Dec. 31, 2016 € / shares	Dec. 31, 2016 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of warrants granted | € / shares	€ 13.2		€ 9.33
Risk-free interest rate	0.12%	0.12%
Share entitlement per options		$ 1		$ 1
Exercise price | € / shares	€ 24.34
Grant date share fair value | € / shares	€ 24.95
Expected volatility	64.70%	64.70%
Expected term (in years)	6.00	6.00	6.00	6.00
Vesting conditions	Service	Service	Service	Service
Vesting period	Graded	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			0.00%	0.00%
Exercise price				$ 18.68
Grant date share fair value				$ 16.42
Expected volatility			62.80%	62.80%
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			0.04%	0.04%
Exercise price				$ 27.37
Grant date share fair value				$ 22.48
Expected volatility			63.10%	63.10%